Schedule of Convertible Note (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current Liabilities
Financial derivative liability		$ 384,500
Financial liability		1,021,490
Convertible note current		1,405,990
Non-Current liabilities
Financial liability		5,652,257
Convertible note		$ 7,058,247	$ 6,532,332